LEASES AND SHIP CHARTERS	12 Months Ended
Dec. 31, 2023
Disclosure of leases [Abstract]
LEASES AND SHIP CHARTERS
22

LEASES AND SHIP CHARTERS

a)	As Lessor

Operating leases, in which the Group is the lessor relates to 7 ships owned by the Group chartered out under time charter party agreement with a lease term of between 2 months and 11 months. These leases do not have any options to purchase the ship at the expiry of the lease period.

Maturity analysis of operating lease payments:

	2023	2022
	US$’000	US$’000

Year 1	5,915	-
Total	5,915	-

b)	As Lessee

At 31 December 2023, the Group is committed to US$4,763,000 (2022: US$nil) for short-term leases of ships.